Financial Risk Management (Financial Risk Factors, Foreign Exchange Risk , Foreign Exchange Risk) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Net foreign exchange gains/(losses) included in other gains – net	¥ (1,861)	¥ 12,248	¥ 2,648
Net foreign exchange (losses) included in finance income	0	(5,514)
Total net foreign exchange recognized in profit before taxation	¥ (1,861)	¥ 6,734